Intangible Assets, Net (Schedule of expected amortization in future periods) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2026	$ 3,203
2027	5,377
2028	4,428
2029	3,552
2030	3,115
2031 and thereafter	3,507
Total expected amortization	$ 23,182	$ 16,791